Listing Expenses - Disclosure of Listing Expenses (Details) - CA Healthcare Acquisition Corp [member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Shares issued to CAH shareholders | shares	5,307,607
Opening price of LMDX shares on NASDAQ as of September 29, 2021 | $ / shares	$ 9.89
Fair value of LMDX shares issued to CAH shareholders	$ 52,500
CAH cash in trust	38,244
CAH other assets	325
CAH liabilities	(13,683)
Assets (liabilities), Total	24,886
IFRS 2 listing expense (c-g)	$ 27,606